Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Property, Plant and Equipment
13.	PROPERTY, PLANT AND EQUIPMENT

	12.31.2018	12.31.2017
Cost	52,422,111,789	46,425,106,096
Accumulated depreciation	(30,544,174,393)	(28,115,082,718)

Total	21,877,937,396	18,310,023,378

Land	327,070,487	323,943,737
Plant and buildings	5,100,738,768	4,932,787,638
Machinery, equipment and spare parts	9,885,974,153	9,279,695,285
Transport and load vehicles	1,215,437,338	1,271,671,749
Furniture and fixtures	40,559,310	42,301,414
Quarries	1,898,243,828	1,569,948,844
Tools and devices	27,070,606	29,446,978
Work in progress	3,382,842,906	860,227,733

Total	21,877,937,396	18,310,023,378

Cost

	Land	Plants and buildings	Machinery, equipment and spare parts	Transport and load vehicles	Furniture and fixtures	Quarries	Tools and devices	Work in progress	Total
Balances as of January 1, 2017	324,133,888	14,221,822,462	20,536,034,291	3,266,324,622	1,066,431,887	3,897,934,723	161,910,143	989,972,682	44,464,564,698
Effect of foreign currency exchange differences	(190,151)	(1,733)	(57,994,506)	(105,234)	(44,272)	(3,957,509)	—	(1,020,104)	(63,313,509)
Additions	—	—	—	364,425,397	10,026,555	652,071,734	11,710,871	1,047,113,699	2,085,348,256
Disposals	—	—	—	(61,493,349)	—	—	—	—	(61,493,349)
Transfers	—	191,708,725	984,129,819	—	—	—	—	(1,175,838,544)	—

Balances as of December 31, 2017	323,943,737	14,413,529,454	21,462,169,604	3,569,151,436	1,076,414,170	4,546,048,948	173,621,014	860,227,733	46,425,106,096
Effect of foreign currency exchange differences	3,126,750	9,507	1,064,079,736	1,436,288	1,070,025	65,075,094	—	20,490,022	1,155,287,422
Additions	—	24,023,327	—	217,860,298	10,139,704	814,066,479	7,851,827	3,827,360,247	4,901,301,882
Disposals	—	—	(46,237,635)	(13,345,976)	—	—	—	—	(59,583,611)
Transfers	—	515,839,032	809,396,064	—	—	—	—	(1,325,235,096)	—

Balances as of December 31, 2018	327,070,487	14,953,401,320	23,289,407,769	3,775,102,046	1,087,623,899	5,425,190,521	181,472,841	3,382,842,906	52,422,111,789

Accumulated depreciation

	Land	Plants and buildings	Machinery, equipment and spare parts	Transport and load vehicles	Furniture and fixtures	Quarries	Tools and devices	Total
Balances as of January 1, 2017	—	(9,175,958,874)	(11,447,254,525)	(2,147,256,065)	(1,020,996,916)	(2,452,867,673)	(134,139,822)	(26,378,473,875)
Effect of foreign currency exchange differences	—	1,733	348,587	39,166	42,544	2,339	—	434,369
Depreciation charge	—	(304,784,675)	(735,568,381)	(209,397,386)	(13,158,384)	(523,234,770)	(10,034,214)	(1,796,177,810)
Disposals	—	—	—	59,134,598	—	—	—	59,134,598

Balances as of December 31, 2017	—	(9,480,741,816)	(12,182,474,319)	(2,297,479,687)	(1,034,112,756)	(2,976,100,104)	(144,174,036)	(28,115,082,718)
Effect of foreign currency exchange differences	—	(9,507)	(266,858,333)	(1,197,069)	(509,498)	(17,596,765)	—	(286,171,172)
Depreciation charge	—	(371,911,229)	(1,000,338,599)	(274,333,928)	(12,442,335)	(533,249,824)	(10,228,199)	(2,202,504,114)
Disposals	—	—	46,237,635	13,345,976	—	—	—	59,583,611

Balances as of December 31, 2018	—	(9,852,662,552)	(13,403,433,616)	(2,559,664,708)	(1,047,064,589)	(3,526,946,693)	(154,402,235)	(30,544,174,393)